Investment Objectives and Goals	Apr. 15, 2026
Calamos Autocallable Income ETF | Calamos Autocallable Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Autocallable Income ETF
Calamos Nasdaq® Autocallable Income ETF | Calamos Nasdaq Autocallable Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq ® Autocallable Income ETF